per share amounts (Tables)	12 Months Ended
Dec. 31, 2018
per share amounts
Reconciliation of the denominators of the basic and diluted per share computations

Years ended December 31 (millions)	2018	2017
Basic total weighted average number of Common Shares outstanding	597	593
Effect of dilutive securities
Share option awards	—	—
Diluted total weighted average number of Common Shares outstanding	597	593